Subsequent Events - Additional Information (Detail) $ in Millions	Apr. 15, 2022 USD ($)
Subsequent Event | Revolving Credit Facility | Credit Agreement
Subsequent Event [Line Items]
Debt agreement, maximum available amount	$ 75.0